Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Mar. 31, 2012
Revenue:	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Advertising	43,818	5,828	69,090	5,828	27,095	0	27,095	96,185
Consulting	13,071	9,000	154,746	9,000	111,900	0	111,900	266,646
Directors fees	0	0	0	0	17,595,000	0	17,595,000	17,595,000
General and administrative	10,696	5,782	36,391	5,928	13,361	354	23,268	59,659
Investor relations	32,000	0	613,600	0	150,400	0	150,400	764,000
Management fees	0	22,500	0	22,500	45,000	0	45,000	45,000
Mining expenses	52,514	135,000	224,118	225,000	6,227,641	0	6,278,906	6,503,024
Professional fees	22,087	20,415	90,635	31,796	84,041	20,285	160,027	250,662
Travel	9,925	6,166	32,315	6,166	14,997	0	14,997	47,312
Wages	48,891	0	147,210	0				147,210
Loss from operations	(233,002)	(204,691)	(1,368,105)	(306,218)	(24,269,435)	(20,639)	(24,406,593)	(25,774,698)
Other income (expenses)
Accretion of beneficial conversion feature	(511,044)	0	(1,533,133)	0				(1,533,133)
Interest on convertible debenture	(27,375)	0	(110,052)	0				(110,052)
Gain on derivative liability - warrants	(487,951)	0	1,602,410	0	108,434	0	108,434	1,710,844
Loss on discharge of indebtedness	0	0	(1,275,000)	0				(1,275,000)
Financing expense	0	0	(1,091,025)	0	(1,168,674)	0	(1,168,674)	(2,259,699)
Loss before income taxes	(1,259,372)	(204,691)	(3,774,905)	(306,218)	(25,329,675)	(20,639)	(25,466,833)	(29,241,738)
Provision for income taxes	0	0	0	0	0	0	0	0
Net Loss for the year	$ (1,259,372)	$ (204,691)	$ (3,774,905)	$ (306,218)	$ (25,329,675)	$ (20,639)	$ (25,466,833)	$ (29,241,738)
Basic and Diluted Loss per Common Share	$ (0.02)	$ 0.00	$ (0.07)	$ 0.00	$ (0.53)	$ 0.00
Weighted Average Number of Common Shares Outstanding	53,115,476	47,375,000	52,060,931	47,375,000	47,818,327	47,375,000